Stockholders' Deficit (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
Common stock reserved for future issuance as of December 31, 2023 is as follows:

Common stock warrants	1,231,484
Options outstanding	3,646,922
Options available under the Plan	3,353,078
Potential shares from convertible notes	2,073,554
Subscription agreements	3,833,912

14,138,960

Schedule of Warrant Activity
The following table represents the warrant activity as follows:

Number of Warrants
Outstanding, January 1, 2022	624,508
Granted	280,962

Outstanding, December 31, 2022	905,470
Granted	326,104

Outstanding, December 31, 2023	1,231,574

Schedule of Outstanding Warrants to Purchase Shares of Common Stock by Exercise Price
As of December 31, 2023, outstanding warrants to purchase shares of common stock by exercise price are as follows:

Exercise Price	Exercisable For	Expiration Date(s)	Number of Shares Outstanding Under Warrants
$10.00	Common Stock	M arc h 2025	516,391
$8.50	Common Stock	A ugu st 2030	150,000
$4.25	Common Stock	Jul y 2 027 to Sep temb er 2028	10,329
$4.00	Common Stock	Novem ber 2027 to Ma rch 2029	494,525
$2.50	Common Stock	November 1, 2028	60,329

			1,231,574

Schedule of Fair Value of Warrants to Purchase Common Stock Issued Using the Black-Scholes Option Pricing Model
The determination of the fair value of warrants to purchase common stock issued during the years ended December 31, 2023 and 2022 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2023	2022
Expected warrant term (years)	5.0	5.6
Expected volatility	60.2%	62.3%
Risk-free rate of return	4.0%	3.6%
Expected annual dividend yield	—	—